Commitments and Contingent Liabilities (Details) $ in Thousands, ₪ in Millions			12 Months Ended
	Nov. 07, 2022 USD ($)	Nov. 07, 2022 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)
Commitments and Contingent Liabilities [Line Items]
Gains on litigation settlements	$ 2,500	₪ 9.0
Bottom of Range [Member]
Commitments and Contingent Liabilities [Line Items]
Annual interest rate of revenues			3.00%	3.00%
Top of Range [Member]
Commitments and Contingent Liabilities [Line Items]
Annual interest rate of revenues			6.00%	6.00%
TryNovo's Technologies [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty payable			$ 1,720	₪ 5.5
Yissum’s Licensed Technology [Member]
Commitments and Contingent Liabilities [Line Items]
Annual interest rate of revenues			3.00%	3.00%
Percentage of sublicense consideration			12.00%	12.00%
Percentage of exit fee			12.00%	12.00%
THM [Member]
Commitments and Contingent Liabilities [Line Items]
Percentage of sublicense consideration			20.00%	20.00%
Percentage of exit fee			3.50%	3.50%
Annual license fee (in Dollars)			$ 10,000
Biopharmaceutical Product [Member] | THM [Member]
Commitments and Contingent Liabilities [Line Items]
Annual interest rate of revenues			3.50%	3.50%
Diagnostic Products [Member] | THM [Member]
Commitments and Contingent Liabilities [Line Items]
Annual interest rate of revenues			6.50%	6.50%
Percentage of sublicense consideration			12.00%	12.00%